Related Party Transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Others [Member]
Statement [Line Items]
Fees and remunerations	$ (1,017)	$ (799)	$ (119)
Leases and/or rights of use	(193)	(67)	82
Financial operations	(451)	(335)	122
Corporate services	62	56	48
Donations	(354)	(557)	(505)
Legal services	(488)	(372)	(394)
Totals [Member]
Statement [Line Items]
Total related party liabilities	(16,551)	(29,760)	(15,547)
Senior Management [Member]
Statement [Line Items]
Fees and remunerations	(539)	(661)	(617)
Directors [Member]
Statement [Line Items]
Fees and remunerations	(13,397)	(33,695)	(10,538)
Total Parent Company [Member]
Statement [Line Items]
Total parent company	(10,029)	4,579	(8,802)
Total Others [Member]
Statement [Line Items]
Total others	(8,295)	(34,891)	(10,999)
Cresud [Member]
Statement [Line Items]
Leases and/or rights of use	80	386	490
Financial operations	(155)	14,768	(201)
Corporate services	(9,954)	(10,575)	(9,091)
Helmir [Member]
Statement [Line Items]
Financial operations	(301)	(93)	7
Metropolitan (1) [Member]
Statement [Line Items]
Financial operations	0	0	249
Rundel Globa LTD [Member]
Statement [Line Items]
Financial operations	3,241	490	0
Condor Related Party [Member]
Statement [Line Items]
Financial operations	0	15	215
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Total associates and joint ventures	2,074	645	4,247
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	1,563	279	1,538
Yad Leviims LTD [Member]
Statement [Line Items]
Financial operations	937	799	907
Lipstick Management LLC [Member]
Statement [Line Items]
Financial operations	0	0	160
BACS [Member]
Statement [Line Items]
Financial operations	0	0	464
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights of use	(24)	(12)	208
BHN Seguros Generales S.A [Member]
Statement [Line Items]
Leases and/or rights of use	(8)	(5)	186
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Leases and/or rights of use	54	(234)	(111)
Financial operations	213	260	1,089
Corporate services	276	342	249
Sociedad Rural Argentina S.A. [Member]
Statement [Line Items]
Financial operations	3,904	250	15
Total subsidiaries of parent company [Member]
Statement [Line Items]
Total subsidiaries of parent company	$ (301)	$ (93)	$ 7